UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Banks - 3.8%
JPMorgan Chase & Co.	848,775		56,519,927
Wells Fargo & Co.	589,975		26,124,093
			82,644,020
Capital Goods - 3.1%
Berkshire Hathaway, Cl. A	152	[a]	32,865,440
United Technologies	326,325		33,154,620
			66,020,060
Consumer Durables & Apparel - 2.7%
Christian Dior	170,950		30,632,162
Hermes International	15,700		6,387,669
NIKE, Cl. B	400,900		21,107,385
			58,127,216
Consumer Services - 1.3%
McDonald's	245,100		28,274,736
Diversified Financials - 6.6%
American Express	411,750		26,368,470
BlackRock	140,775		51,025,306
Intercontinental Exchange	93,775		25,259,234
S&P Global	209,900		26,564,944
State Street	187,275		13,039,958
			142,257,912
Energy - 9.4%
Chevron	598,600		61,607,912
ConocoPhillips	619,900		26,947,053
Exxon Mobil	907,198		79,180,241
Occidental Petroleum	497,400		36,270,408
			204,005,614
Food & Staples Retailing - 1.5%
Walgreens Boots Alliance	397,300		32,030,326
Food, Beverage & Tobacco - 19.6%
Altria Group	1,172,565		74,141,285
Anheuser-Busch InBev, ADR	240,050		31,544,971
Coca-Cola	1,744,925		73,845,226
Nestle, ADR	744,725		58,848,169
PepsiCo	407,175		44,288,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 19.6% (continued)
Philip Morris International	1,446,075		140,587,411
			423,255,487
Health Care Equipment & Services - 2.0%
Abbott Laboratories	923,075		39,036,842
UnitedHealth Group	30,000		4,200,000
			43,236,842
Household & Personal Products - 3.6%
Estee Lauder, Cl. A	535,675		47,439,378
Procter & Gamble	330,575		29,669,106
			77,108,484
Insurance - 2.9%
Chubb	494,275		62,105,654
Materials - 1.7%
Air Products & Chemicals	111,375		16,744,118
Praxair	168,625		20,374,959
			37,119,077
Media - 5.7%
Comcast, Cl. A	733,875		48,685,267
Twenty-First Century Fox, Cl. A	1,075,708		26,053,648
Twenty-First Century Fox, Cl. B	40,350		998,259
Walt Disney	523,800		48,640,068
			124,377,242
Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
AbbVie	794,125		50,085,464
Celgene	157,700	[a]	16,484,381
Gilead Sciences	263,150		20,820,428
Johnson & Johnson	204,500		24,157,585
Novartis, ADR	407,475	[b]	32,174,226
Novo Nordisk, ADR	1,025,275		42,641,187
Roche Holding, ADR	1,451,300		44,946,761
			231,310,032
Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding	233,200		25,554,056
Texas Instruments	936,250		65,706,025
			91,260,081
Software & Services - 13.2%
Alphabet, Cl. C	73,592	[a]	57,202,326
Automatic Data Processing	119,425		10,533,285
Facebook, Cl. A	663,000	[a]	85,043,010
Microsoft	1,100,150		63,368,640

Common Stocks - 98.9% (continued)	Shares		Value ($)
Software & Services - 13.2% (continued)
Oracle	449,425		17,653,414
VeriSign	186,850	[a,b]	14,619,144
Visa, Cl. A	448,550		37,095,085
			285,514,904
Technology Hardware & Equipment - 5.3%
Apple	1,020,025		115,313,826
Transportation - 1.6%
Canadian Pacific Railway	225,375	[b]	34,414,763
Total Common Stocks (cost $987,248,666)			2,138,376,276
Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $21,235,701)	21,235,701	[c]	21,235,701
Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $37,469,014)	37,469,014	[c]	37,469,014
Total Investments (cost $1,045,953,381)	101.6%		2,197,080,991
Liabilities, Less Cash and Receivables	(1.6%)		(35,094,422)
Net Assets	100.0%		2,161,986,569

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $48,710,902 and the value of the collateral held by the fund was $49,262,753, consisting of cash collateral of $37,469,014 and U.S. Government &
Agency securities valued at $11,793,739.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	19.6
Software & Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	9.4
Diversified Financials	6.6
Media	5.7
Technology Hardware & Equipment	5.3
Semiconductors & Semiconductor Equipment	4.2
Banks	3.8
Household & Personal Products	3.6
Capital Goods	3.1
Insurance	2.9
Consumer Durables & Apparel	2.7
Money Market Investments	2.7
Health Care Equipment & Services	2.0
Materials	1.7
Transportation	1.6
Food & Staples Retailing	1.5
Consumer Services	1.3
101.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant		Level 3 -Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,831,232,312	-		-	1,831,232,312
Equity Securities—
Foreign Common
Stocks†	270,124,133	37,019,831	††	-	307,143,964
Mutual Funds	58,704,715	-		-	58,704,715

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note below for additional information.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $1,151,127,610, consisting of $1,157,483,372 gross unrealized appreciation and $6,355,762 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)